Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/11
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$74,621,059.15	0.2794796	$50,250,843.26	0.1882054	$24,370,215.89
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$711,921,059.15	0.6078042	$687,550,843.26	0.5869981	$24,370,215.89

Weighted Avg. Coupon (WAC)	4.57%		4.56%
Weighted Avg. Remaining Maturity (WARM)	48.16		47.28
Pool Receivables Balance	$847,075,361.76		$817,643,930.94
Remaining Number of Receivables	60,431		59,074

Adjusted Pool Balance	$825,019,644.07		$796,516,467.59

III. COLLECTIONS

Principal:
Principal Collections					$28,460,739.52
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$671,334.80
Total Principal Collections					$29,132,074.32

Interest:
Interest Collections					$3,153,534.04
Late Fees & Other Charges					$47,614.04
Interest on Repurchase Principal					$-
Total Interest Collections					$3,201,148.08

Collection Account Interest					$2,540.61
Reserve Account Interest					$630.30
Servicer Advances					$-

Total Collections					$32,336,393.31

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/11
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$32,336,393.31
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,336,393.31

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$705,896.13		$705,896.13		$705,896.13
Collection Account Interest						$2,540.61
Late Fees & Other Charges						$47,614.04
Total due to Servicer						$756,050.78

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$35,445.00		$35,445.00
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$670,660.84		$670,660.84		$670,660.84

Available Funds Remaining:						$30,909,681.69

3. Principal Distribution Amount:						$24,370,215.89

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$24,370,215.89
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		24,370,215.89		$24,370,215.89
Total Noteholders Principal				$24,370,215.89

4. Available Amounts Remaining to reserve account						6,539,465.80

5. Trustee Expenses						0.00

6. Remaining Available Collections Released to Certificateholder						6,539,465.80

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$22,055,717.69
Beginning Period Amount						$22,055,717.69
Current Period Amortization						$928,254.34
Ending Period Required Amount						$21,127,463.35
Ending Period Amount						$21,127,463.35
Next Distribution Date Required Amount						$20,219,544.83

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$6,529,263.47
Beginning Period Amount						$6,529,263.47
Current Period Release to Collection Account						$-
Current Period Deposit						$6,539,465.80
Current Period Release to Depositor						$6,539,465.80
Ending Period Required Amount (0.5% of APB of cut-off date)						$6,529,263.47
Ending Period Amount						$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target		14.50%
Overcollateralization Floor		2.00%
				Beginning	Ending	Target
Overcollateralization Amount				$113,098,584.92	$108,965,624.33	$108,965,624.33
Overcollateralization as a % of Adjusted Pool				13.71%	13.68%	13.68%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/11
Transaction Month	15
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.68%	58,297	98.70%	$807,024,941.24
30 - 60 Days	1.02%	603	1.03%	$8,385,132.31
61 - 90 Days	0.26%	151	0.24%	$2,002,321.62
91 + Days	0.04%	23	0.03%	$231,535.77
		59,074		$817,643,930.94
Total
Delinquent Receivables 61 + days past due	0.29%	174	0.27%	$2,233,857.39
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	167	0.25%	$2,117,519.43
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	166	0.24%	$2,138,202.19
Three-Month Average Delinquency Ratio	0.28%		0.26%

Repossession in Current Period		55		$844,768.32
Repossession Inventory		69		$646,933.11

Charge-Offs
Gross Principal of Charge-Off for Current Period				$970,691.30
Recoveries				$(671,334.80)
Net Charge-offs for Current Period				$299,356.50

Beginning Pool Balance for Current Period				$847,075,361.76

Net Loss Ratio				0.42%
Net Loss Ratio for 1st Preceding Collection Period				0.68%
Net Loss Ratio for 2nd Preceding Collection Period				0.46%
Three-Month Average Net Loss Ratio for Current Period				0.52%

Cumulative Net Losses for All Periods				$5,020,633.93
Cumulative Net Losses as a % of Initial Pool Balance				0.37%

Principal Balance of Extensions				$3,499,287.76
Number of Extensions				198

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